Vanguard Ohio Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.9%)
Ohio (99.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,535	5,982
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	588
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,916
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	175	183
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,880
[1]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/3/20	1,000	1,000
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	617
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	346
[2]	Akron OH Income Tax Revenue	5.000%	12/1/28	125	135
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	736
	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,499
[2]	Akron OH Income Tax Revenue	5.000%	12/1/30	145	156
	Akron OH Income Tax Revenue	5.000%	12/1/30	1,415	1,764
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,784
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,614
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,300	1,537
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	144
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	746
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	715
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	747
	Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,527
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,000	1,128
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	400	452
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	500	636
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	375	480
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,984
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	6,320	6,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	3,012
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,147
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,411
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,614
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	10,020	10,634
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,534
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5	5
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	8,865
[1]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.050%	9/1/20	875	875
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/23	125	139
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,875	4,454
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	150	194
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	8,365	9,535
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	150	198
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/30	200	262
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/31	225	293
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/32	325	420
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	550	724
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	275	354
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	225	288
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	175	206
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	265
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	351
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	437
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	523
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,000	7,822
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	290
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	8,410	8,881
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,379
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/37	10,415	11,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Project)	5.000%	2/15/29	100	121
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	134
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	475
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,507
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,548
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,657
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	905
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,527
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	464
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,174
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,709
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,159
	Athens City School District GO	4.000%	12/1/29	740	923
	Athens City School District GO	4.000%	12/1/30	380	467
	Athens City School District GO	4.000%	12/1/31	400	486
	Athens City School District GO	3.250%	12/1/48	2,000	2,140
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,135
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,170
[3]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	990
[3]	Berea City School District GO	4.000%	12/1/53	1,420	1,549
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,206
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,139
	Big Walnut Local School District GO	3.500%	12/1/55	290	307
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,229
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,617
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,261
	Bowling Green State University College & University Revenue	5.000%	6/1/22	200	215
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	371
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	536
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,298
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	772
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	705
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	938
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	553
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	886

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bowling Green State University College & University Revenue	4.000%	6/1/38	500	571
Bowling Green State University College & University Revenue	4.000%	6/1/39	800	910
Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,140
Bowling Green State University College & University Revenue	5.000%	6/1/42	1,995	2,288
Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,814
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	627
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,500	3,203
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	500	653
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	664
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	659
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	653
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,663
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,641
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,570	3,297
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,280
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	4,999
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,200	11,054
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	10,715	11,834
Butler County OH GO	4.000%	12/1/20	1,000	1,010
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	786
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,682
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	298
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	350	432
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,700	2,232
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,202
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	304
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	560	628
	Butler County OH Health, Hospital, Nursing Home Revenue	6.375%	4/1/36	1,405	1,442
	Butler County OH Health, Hospital, Nursing Home Revenue	5.625%	4/1/41	7,010	7,166
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,155
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27	615	717
	Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,548
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,564
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	117
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	539
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,251
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	621
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	495
	Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	493
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	612
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	729
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	600
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,089
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	875
	Cincinnati City School District COP	5.000%	12/15/29	2,000	2,344
[4]	Cincinnati City School District GO	5.250%	12/1/30	4,450	6,295
[5,6]	Cincinnati OH City School District GO TOB VRDO	0.120%	9/3/20	5,000	5,000
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,226
	Cincinnati OH GO	4.000%	12/1/30	500	602
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,612
	Cincinnati OH GO	4.000%	12/1/31	1,460	1,779
	Cincinnati OH GO	5.000%	12/1/31	1,070	1,444
	Cincinnati OH Water System Water Revenue	5.000%	12/1/44	1,315	1,704
	Cincinnati OH Water System Water Revenue, Prere.	5.000%	12/1/25	250	311
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	474
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	777
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	1,002
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/26	265	336
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	273
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	695
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	959
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,100
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,253
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	743
[6]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	1,028
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/29	140	187
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/29	500	668
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/30	415	567
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/31	1,000	1,357
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/32	1,000	1,348
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/33	500	670
	Cleveland Department of Public Utilities Division of Water Revenue, Prere.	4.000%	1/1/24	2,000	2,249
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	624
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	775	895
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	576
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,518
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	2,050	2,191
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,316
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,296
[6]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,161
	Cleveland OH GO	3.000%	12/1/28	895	1,028
	Cleveland OH GO	3.000%	12/1/30	1,350	1,566
	Cleveland OH GO	4.000%	12/1/30	2,610	3,254
	Cleveland OH GO	3.000%	12/1/31	1,500	1,721
	Cleveland OH GO	4.000%	12/1/31	750	929
	Cleveland OH GO	3.000%	12/1/32	1,825	2,075
	Cleveland OH GO	4.000%	12/1/32	1,500	1,845
	Cleveland OH GO	5.000%	12/1/32	225	288
	Cleveland OH GO	4.000%	12/1/33	1,500	1,835
	Cleveland OH GO	5.000%	12/1/43	2,075	2,574
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	599
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	475
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	356
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,494
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	294
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,505	3,180
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	618
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	615
	Cleveland OH Income Tax Revenue, Prere.	5.000%	10/1/23	4,860	5,553
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,783
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,851
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	738
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,259
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	3,010	3,183
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,746
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.090%	9/3/20	2,300	2,300
	Columbus City School District GO	4.000%	12/1/29	1,765	2,233
	Columbus City School District GO	4.000%	12/1/30	750	870
	Columbus City School District GO	5.000%	12/1/31	4,000	4,921
	Columbus City School District GO	5.000%	12/1/32	2,825	3,463
	Columbus City School District GO	3.000%	12/1/33	2,520	2,797
	Columbus City School District GO	5.000%	12/1/36	2,000	2,454
	Columbus City School District GO	5.000%	12/1/42	500	606
	Columbus City School District GO	5.000%	12/1/47	1,480	1,784
	Columbus OH GO	5.000%	7/1/21	1,015	1,056
	Columbus OH GO	3.000%	8/15/29	820	903
	Columbus OH GO	4.000%	4/1/30	5,015	6,034
	Columbus OH GO	4.000%	7/1/30	1,200	1,370
	Columbus OH GO	4.000%	4/1/31	2,080	2,490
	Columbus OH GO	4.000%	4/1/33	1,000	1,180
	Columbus OH GO	3.000%	8/15/34	200	215
	Columbus OH GO	5.000%	4/1/36	2,380	3,102
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/31	1,000	1,186
	Columbus OH Sewerage Sewer Revenue VRDO	0.060%	9/3/20	1,100	1,100
[1]	Columbus Regional Airport Authority Miscellaneous Revenue (OASBO Expanded Asset Program) VRDO	0.100%	9/3/20	5,000	5,000
[1]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.100%	9/3/20	960	960
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	902
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,551
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,310	6,539
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,098

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,168
Cuyahoga Community College District GO	4.000%	12/1/30	1,800	2,076
Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,629
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	300	332
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,500	1,652
Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,397
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,077
Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,267
Cuyahoga County OH Government Fund/Grant Revenue	4.000%	12/1/32	1,840	1,970
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	236
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	2,135	2,401
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,100	8,155
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,590
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	2,500	2,895
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	3,440	3,811
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	3,620	4,172
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,227
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,245
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,243
Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,098
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	447
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,160
Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	713
Dayton OH Water System Water Revenue	4.000%	12/1/29	265	313
Dayton OH Water System Water Revenue	4.000%	12/1/30	200	235
Dayton OH Water System Water Revenue	4.000%	12/1/31	280	326
Dayton OH Water System Water Revenue	4.000%	12/1/32	300	347
Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,114
Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,993
Delaware OH GO	4.000%	12/1/31	365	409
Dublin City School District GO	4.000%	12/1/30	5,380	6,715
Dublin OH GO	5.000%	12/1/31	500	653
Dublin OH GO	5.000%	12/1/32	550	714
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,159
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,284
East Knox Local School District GO	3.000%	11/1/44	620	672
East Knox Local School District GO	3.000%	11/1/46	200	215
East Knox Local School District GO	3.000%	11/1/49	465	497
East Knox Local School District GO	3.000%	11/1/56	1,100	1,164
Elyria City School District GO	5.000%	12/1/29	505	632
Elyria City School District GO	4.000%	12/1/51	4,535	5,003
Elyria OH GO	4.000%	12/1/22	300	324
Elyria OH GO	4.000%	12/1/25	470	551
Elyria OH GO	4.000%	12/1/26	640	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elyria OH GO	4.000%	12/1/27	670	784
	Elyria OH GO	4.000%	12/1/28	695	807
	Elyria OH GO	4.000%	12/1/30	280	321
	Elyria OH GO	4.000%	12/1/31	225	256
	Elyria OH GO	4.000%	12/1/32	280	317
	Elyria OH GO	4.000%	12/1/33	440	496
	Euclid City School District GO	4.750%	1/15/54	1,000	1,129
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/42	1,105	1,155
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,376
[3]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	2,865	2,958
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,333
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	2,445	2,340
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	243
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	628
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	495	572
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	375	479
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/30	4,495	5,175
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/31	1,300	1,492
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	169
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,389
	Franklin County OH GO	5.000%	12/1/31	3,000	3,675
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,502
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	3,013
	Franklin County OH Health, Hospital, Nursing Home Revenue	6.000%	7/1/35	470	492
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,274
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	885
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,290	1,469
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,693
	Franklin County OH Health, Hospital, Nursing Home Revenue	6.125%	7/1/40	3,865	4,040
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,576
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	650	744
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,241
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	4,950	5,489
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	1,500	1,778
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,579

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	963
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	3,037
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	4,699
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,576
Franklin County OH Health, Hospital, Nursing Home Revenue (Nationwide Children Hospital Project)	5.000%	11/1/42	7,000	7,344
Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.080%	9/2/20	1,650	1,650
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,665	3,874
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	33
Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	271
Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	7,057
Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,499
Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,418
Fremont City School District GO	5.000%	1/15/33	1,000	1,208
Fremont City School District GO	5.000%	1/15/40	200	239
Fremont City School District GO	4.000%	1/15/55	1,575	1,710
Grandview Heights City School District GO	3.000%	12/1/49	3,000	3,140
Grandview Heights City School District GO	3.125%	12/1/55	245	256
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,156
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	5,135
Greene County Vocational School District GO	5.000%	12/1/28	325	432
Greene County Vocational School District GO	5.000%	12/1/29	300	396
Greene County Vocational School District GO	4.000%	12/1/34	700	832
Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,465
Hamilton City School District GO	5.000%	12/1/34	1,500	1,795
Hamilton County OH GO	5.000%	12/1/29	1,995	2,577
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,000	3,800
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	190	213
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,521
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,123
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,000	3,148
Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	23
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,924
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,645	3,349
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	5,150	6,145
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	3,877
Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,025	3,382
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	565	619
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,274
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	3,500	3,809
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,200	6,161
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,274
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,481
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,978
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,800
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	2,000	2,037
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,032
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	332
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,510
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,105
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,443
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	977
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,497
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	246
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	231
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	507
[3]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	414
[3]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,472
[3]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,476
[3]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,548
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,246
	Hudson City OH School District GO	4.000%	12/1/31	400	462
	Hudson City OH School District GO	4.000%	12/1/32	420	482
	Hudson City OH School District GO	4.000%	12/1/33	420	480
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,237
	Kent State University College & University Revenue	5.000%	5/1/29	100	130
	Kent State University College & University Revenue	5.000%	5/1/30	175	231
	Kent State University College & University Revenue	5.000%	5/1/31	175	228
	Kent State University College & University Revenue	5.000%	5/1/32	150	194
	Kent State University College & University Revenue	5.000%	5/1/33	250	322
	Kent State University College & University Revenue	5.000%	5/1/34	315	404
	Kent State University College & University Revenue	5.000%	5/1/35	350	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kent State University College & University Revenue	5.000%	5/1/36	400	508
	Kent State University College & University Revenue	5.000%	5/1/37	225	285
	Kent State University College & University Revenue	5.000%	5/1/38	300	379
	Kent State University College & University Revenue	5.000%	5/1/39	300	377
	Kent State University College & University Revenue	5.000%	5/1/40	450	564
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,603
	Kent State University College & University Revenue	5.000%	5/1/50	2,000	2,452
	Kettering City School District COP	5.000%	12/1/31	250	324
	Kettering City School District COP	4.000%	12/1/33	260	309
	Kettering City School District COP	4.000%	12/1/35	375	442
	Kettering City School District COP	3.375%	12/1/46	295	317
[6]	Kettering City School District GO	5.250%	12/1/31	1,000	1,308
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,740
	Lakewood City School District GO	4.000%	11/1/30	235	282
	Lakewood City School District GO	4.000%	11/1/31	440	524
	Lakewood City School District GO	4.000%	11/1/32	245	289
	Lakewood City School District GO	4.000%	11/1/33	375	440
	Lakewood City School District GO	4.000%	11/1/34	430	501
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/21	340	354
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/22	235	255
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/23	430	486
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	639
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	428
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	14,275	16,871
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,084
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,410
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,000	1,121
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,500	2,721
[5]	Lucas County OH GO TOB VRDO	0.090%	9/1/20	6,200	6,200
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	105	109
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	100	104
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,038
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	500	515
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,000	9,159
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/21	2,540	2,715
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	6.500%	11/15/21	2,000	2,149
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,295
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,554
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,277
	Mariemont City School District GO	3.000%	12/1/34	555	619
	Mariemont City School District GO	3.000%	12/1/41	275	294
	Mariemont City School District GO	3.000%	12/1/47	1,870	1,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	128
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	9,145
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,447
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,445
	Miami University OH College & University Revenue	4.000%	9/1/45	1,000	1,167
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	856
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,465	1,726
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,578
	Miamisburg City School District GO	5.000%	12/1/33	675	817
	Miamisburg City School District GO	5.000%	12/1/36	500	602
[7]	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,783
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	2,900	3,023
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	625
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue (Southwest General Health Center Project), Prere.	5.000%	8/1/22	5,000	5,417
[3]	Midview Local School District COP	4.000%	11/1/28	810	969
[3]	Midview Local School District COP	4.000%	11/1/29	870	1,053
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,312
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,489
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.750%	11/15/23	1,000	1,010
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	279
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	609
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,409
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,518
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,297
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	3,500	3,726
[5]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.460%	9/3/20	7,500	7,500
[1]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	4,675	4,675
	Montgomery County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/13/23	1,955	2,212
	North Olmsted City School District GO	0.000%	12/1/26	1,000	942
	North Olmsted City School District GO	0.000%	12/1/27	1,610	1,482
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,116
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,671
	North Royalton City School District GO	5.000%	12/1/47	6,160	7,171
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/42	475	485
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/33	60	68
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	8,056
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	1,200	1,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	8,970	9,842
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,696
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	4,000	4,327
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	14,012
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	7,500	8,978
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	954
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	1,045
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,640
[6]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,757
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	124
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	246
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	317
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	217
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	468
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	415
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,358
	Ohio Appropriations Revenue	5.000%	12/1/32	835	1,178
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	468
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,176
	Ohio GO	5.000%	9/1/30	5,000	6,553
	Ohio GO	5.000%	3/1/32	1,835	2,120
	Ohio GO	5.000%	3/15/32	1,135	1,313
	Ohio GO	5.000%	5/1/32	5,000	6,001
	Ohio GO	5.000%	5/1/34	3,840	4,585
	Ohio GO	5.000%	5/1/34	5,630	7,026
	Ohio GO	5.000%	6/15/34	5,880	7,737
	Ohio GO	5.000%	2/1/36	4,250	5,174
	Ohio GO	5.000%	5/1/36	4,960	5,898
	Ohio GO	5.000%	5/1/36	1,210	1,501
	Ohio GO	5.000%	6/15/36	2,785	3,400
	Ohio GO	5.000%	6/15/36	3,945	5,149
	Ohio GO	5.000%	3/15/37	9,745	11,173
	Ohio GO	5.000%	5/1/37	5,830	6,920
	Ohio GO	5.000%	2/1/38	2,700	3,273
	Ohio GO	5.000%	3/1/39	1,585	1,943
	Ohio GO VRDO	0.070%	9/2/20	4,000	4,000
[1]	Ohio GO VRDO	0.080%	9/2/20	1,945	1,945
	Ohio GO, Prere.	5.000%	3/15/21	250	256
	Ohio Government Fund/Grant Revenue	5.000%	12/15/20	710	720
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	3,850	5,005
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	6,210	7,659
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	41
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	130
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,203

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Health, Hospital, Nursing Home Revenue	4.250%	1/15/36	450	463
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,444
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,555
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	6,015	6,257
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,317
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,304
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,206
Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,265
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,025	5,757
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	40	43
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	941
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	7,000	7,851
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	768
Ohio Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	300	300
Ohio Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/1/28	60	75
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	414
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	398
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,154
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	569
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,787
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	630	735
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	566
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,177
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	131
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,191
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,405
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,265
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/29	2,575	2,786
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	916
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	500	617
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,393
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,148
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	750	857
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,358
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,817
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	689
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,069
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	687
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,919
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,565
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,184
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	590
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,250
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,446
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,243
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,577
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,748
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,093
[4]	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	5.250%	12/1/26	3,520	4,396
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,491
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,139
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	1,040
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	675	873
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,284
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,816
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	367
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	669
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	333
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,480
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,689

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	997
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,557
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,627
Ohio Higher Educational Facility Commission College & University Revenue (University Dayton Project)	5.625%	12/1/41	2,015	2,033
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	3,020	3,193
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.750%	11/15/35	1,415	1,421
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.750%	11/15/40	3,260	3,272
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	2,400	2,400
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	600	600
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/1/20	5,640	5,640
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	9/1/48	1,980	2,147
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/1/49	3,965	4,282
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	9/1/49	1,915	2,039
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	4,125	4,335
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgaged-Backed Securities Program)	4.100%	3/1/42	1,070	1,170
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.750%	6/1/21	1,055	1,067
Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	2,140
Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	550	668
Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	3,615	4,273
Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,244
Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,095	1,406
Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,334
Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	5,040
Ohio Special Obligation Revenue	5.000%	4/1/32	1,390	1,853
Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,325
Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,502
Ohio State University College & University Revenue	5.000%	12/1/29	4,730	6,482
Ohio State University College & University Revenue	5.000%	6/1/38	8,495	9,334
Ohio State University College & University Revenue	5.000%	12/1/39	5,250	6,142
Ohio State University College & University Revenue	4.000%	6/1/43	2,505	2,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University College & University Revenue VRDO	0.070%	9/2/20	180	180
	Ohio State University College & University Revenue VRDO	0.080%	9/2/20	2,180	2,180
	Ohio State University College & University Revenue VRDO	0.080%	9/2/20	950	950
	Ohio State University College & University Revenue VRDO	0.080%	9/2/20	1,570	1,570
	Ohio State University College & University Revenue VRDO	0.080%	9/4/20	65	65
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	6,994
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	470	583
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	325	230
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,720	5,270
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	8,765	5,793
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,411
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,547
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/41	2,665	1,589
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,160	1,348
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/2023	0.000%	2/15/34	400	488
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	890	993
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,924
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,986
	Ohio University College & University Revenue, Prere.	5.000%	6/1/22	1,450	1,570
	Ohio University College & University Revenue, Prere.	5.000%	12/1/22	1,500	1,659
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,959
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,965
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,413
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	3,165
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,585	3,431
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,425	12,459
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	1,530	1,976
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	6/1/46	2,500	2,681
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.070%	9/2/20	16,425	16,425
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	5,010	6,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	280	344
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,105	1,396
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	2,250	3,082
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	685	911
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,536
	Olentangy Local School District GO	4.000%	12/1/34	500	585
	Reynoldsburg OH GO	3.550%	12/1/42	640	699
	Reynoldsburg OH GO	3.600%	12/1/48	670	728
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	185	238
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	405
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,330	5,205
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,400
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,663
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/30	1,450	1,716
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,768
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,818
	Southwest Licking Local School District GO	4.000%	11/1/34	500	583
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,664
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,359
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,160
	South-Western City School District GO	3.000%	12/1/33	250	277
	South-Western City School District GO	3.000%	12/1/34	75	83
	South-Western City School District GO	3.000%	12/1/35	145	159
	South-Western City School District GO	3.000%	12/1/44	2,500	2,665
[7]	Strongsville City School District GO	3.000%	12/1/45	5,000	5,497
	Tallmadge City School District GO	5.000%	10/1/41	1,000	1,161
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,813
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,430
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,030
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	970
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	360	429
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	444
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	624
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	467
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	425	494
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	335
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	476
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	896
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County OH GO	5.000%	12/1/26	200	252
	Union County OH GO	5.000%	12/1/27	215	274
	Union County OH GO	5.000%	12/1/28	530	672
	Union County OH GO	5.000%	12/1/37	950	1,162
	Union County OH GO	5.000%	12/1/38	600	732
	Union County OH GO	5.000%	12/1/47	2,510	3,018
	University of Akron College & University Revenue	5.000%	1/1/26	1,800	2,172
	University of Akron College & University Revenue	5.000%	1/1/28	15	17
	University of Akron College & University Revenue	5.000%	1/1/30	10	12
	University of Akron College & University Revenue	5.000%	1/1/30	130	171
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,296
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,330
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	225
	University of Cincinnati College & University Revenue	3.000%	6/1/39	2,125	2,278
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,435
	University of Cincinnati College & University Revenue	5.000%	6/1/47	4,775	5,699
	University of Toledo College & University Revenue	5.000%	6/1/26	100	122
	University of Toledo College & University Revenue	5.000%	6/1/27	100	125
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,094
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,151
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	390
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	161
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	955
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	654
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,109
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,131
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,317
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	31
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,387
[3]	Warrensville Heights City School District GO	5.000%	12/1/28	90	106
[3]	Warrensville Heights City School District GO	5.000%	12/1/29	105	124
[3]	Warrensville Heights City School District GO	5.000%	12/1/30	85	100
[3]	Warrensville Heights City School District GO	5.000%	12/1/31	155	182
[3]	Warrensville Heights City School District GO	5.000%	12/1/32	145	170
[3]	Warrensville Heights City School District GO	5.000%	12/1/33	95	111
[3]	Warrensville Heights City School District GO	5.000%	12/1/34	115	134
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	925	1,061
[3]	Warrensville Heights City School District GO	5.250%	12/1/55	1,740	2,002
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Carrollton City School District GO	3.000%	12/1/49	1,645	1,729
	West Carrollton City School District GO	4.000%	12/1/56	275	309
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	325	402
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,729
	Westerville City School District GO	3.000%	12/1/50	455	477
	Westlake OH Special Obligation Revenue	5.000%	12/1/30	1,350	1,607
	Westlake OH Special Obligation Revenue	5.000%	12/1/32	1,395	1,656
	Wickliffe City School District GO	3.000%	12/1/39	400	428
	Wickliffe City School District GO	3.000%	12/1/40	215	230
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,522
	Winton Woods City School District GO	0.000%	11/1/29	885	778
	Winton Woods City School District GO	0.000%	11/1/30	1,005	860
	Winton Woods City School District GO	0.000%	11/1/31	1,020	846
	Winton Woods City School District GO	0.000%	11/1/32	1,140	917
	Woodridge Local School District GO, Prere.	5.000%	12/1/23	3,605	4,153
	Worthington City School District GO	3.750%	12/1/48	2,790	3,111
	Wright State University College & University Revenue	5.000%	5/1/26	3,030	3,091
	Wright State University College & University Revenue	5.000%	5/1/31	4,350	4,426
[3]	Wright State University College & University Revenue	5.000%	5/1/31	7,580	7,712
					1,517,664
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	292	269
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	759
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	912	723
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	52
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,338	3,497

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	388	406
				5,706
Total Tax-Exempt Municipal Bonds (Cost $1,424,203)				1,523,370
Total Investments (99.9%) (Cost $1,424,203)				1,523,370
Other Assets and Liabilities—Net (0.1%)				1,870
Net Assets (100%)				1,525,240
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Securities with a value of $173,000 have been segregated as initial margin for open futures contracts.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate value was $18,700,000, representing 1.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2020.
8	Step bond.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	136	17,140	11

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2020	(17)	(3,755)	52
				63
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,523,370	—	1,523,370
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	42	—	—	42
1	Represents variation margin on the last day of the reporting period.